Document and Entity Information	Dec. 01, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 01, 2022
Entity Registrant Name	US BANCORP \DE\
Entity File Number	1-6880
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-0255900
Entity Address, Address Line One	800 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402
City Area Code	651
Local Phone Number	466-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On December 1, 2022, U.S. Bancorp (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to report, among other things, its acquisition of MUFG Union Bank N.A.’s (“MUFG Union Bank”) core regional banking franchise pursuant to a Share Purchase Agreement, dated as of September 21, 2021 (as amended by Amendment No. 1 to the Share Purchase Agreement, dated as of May 10, 2022), by and among the Company, Mitsubishi UFJ Financial Group, Inc. (“MUFG”) and MUFG Americas Holdings Corporation (“Seller”), which provided for the Company’s purchase from the Seller (the “Share Purchase”) of all the issued and outstanding shares of common stock of MUFG Union Bank. This Current Report on Form 8-K/A (this “Amended 8-K”) amends and supplements the Original 8-K filed by the Company, and is being filed to provide the historical financial statements and the pro forma financial information pursuant to Items 9.01(a) and 9.01(b) of Form 8-K, respectively. In accordance with the requirements of Items 9.01(a)(3) and 9.01(b)(2) of Form 8-K, this Amended 8-K is being filed within 71 calendar days after the date that the Original 8-K was required to be filed with respect to the above referenced transaction.
Entity Central Index Key	0000036104
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	USB
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/100th interest in a share of Series A Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series B Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrH
Security Exchange Name	NYSE
Series K Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series K Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrP
Security Exchange Name	NYSE
0.850% Medium-Term Notes, Series X (Senior), due June 7, 2024 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.850% Medium-Term Notes, Series X (Senior), due June 7, 2024
Trading Symbol	USB/24B
Security Exchange Name	NYSE
Series L Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series L Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrQ
Security Exchange Name	NYSE
Series M Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series M Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrR
Security Exchange Name	NYSE
Series O Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series O Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrS
Security Exchange Name	NYSE